Trade Payables - Summary of Trade Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Invoices received	€ 47,402	€ 57,325
Invoices to be received	21,074	20,576
Trade payables	€ 68,476	€ 77,901